                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  /     (a)
             or fiscal year ending:   12/31/03   (b)

Is this a transition report? (Y/N):                       N
                                                         ----
                                                         Y/N

Is this an amendment to a previous filing? (Y/N):         N
                                                         ----
                                                         Y/N

Those items or sub-items with a box "[X]Z[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: The Manufacturers Life Insurance Company of New York Separate Account A

     B. File Number:        811 -6584

     C. Telephone Number:   (914) 773-0708

2.   A. Street:             100 Summit Lake Drive, Second Floor

     B. City: Valhalla      C. State: NY   D. Zip Code: 10595   Zip Ext.

     E. Foreign Country:                      Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)----------     N
                                                                             ---
                                                                             Y/N

4.   Is this the last filing on this form by Registrant? (Y/N)-----------     N
                                                                             ---
                                                                             Y/N
5.   Is Registrant a small business investment company (SBIC)? (Y/N)-----     N
                                                                             ---
     [If answer is "Y" (Yes), complete only items 89 through 110.]           Y/N

6.   Is Registrant a unit investment trust (UIT)? (Y/N)------------------     Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]          ---
                                                                             Y/N

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)------
        [If answer is "N" (No), go to item 8.]                               ---
                                                                             Y/N

     B. How many separate series or portfolios did Registrant have
        at the end of the period?----------------------------------------    ---

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     For period ending   12/31/03
     File number 811-    6584

UNIT INVESTMENT TRUSTS

111. A. [X]Z[X] Depositor Name: ______________________________________

     B. [X]Z[X] File Number (if any): ________________________________

     C. [X]Z[X] City: ____________ State: ______ Zip Code: ______ Zip Ext: _____

     D. [X]Z[X] Foreign Country: ____________ Foreign Postal Code: _____________

112. A. [X]Z[X] Sponsor Name: ________________________________________

     B. [X]Z[X] File Number (if any): ________________________________

     C. [X]Z[X] City: ____________ State: ______ Zip Code: ______ Zip Ext: _____

     D. [X]Z[X] Foreign Country: ____________ Foreign Postal Code: _____________


116. Family of investment companies information:

     A. [X]Z[X] Is Registrant part of a family of investment
        companies? (Y/N) -------------------------------------------        ----
                                                                            Y/N

     B. [X]Z[X] Identify the family in 10 letters:                MANULIFEIS

          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [X]Z[X] Is Registrant a separate account of an insurance
        company? (Y/N) ---------------------------------------------         ---
                                                                             Y/N

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B. [X]Z[X] Variable annuity contracts? (Y/N) ------------------         ---
                                                                             Y/N

     C. [X]Z[X] Schedule premium variable life contracts? (Y/N) ----         ---
                                                                             Y/N

     D. [X]Z[X]  Flexible premium variable life contracts? (Y/N) ---         ---
                                                                             Y/N

     For period ending   12/31/02
     File number 811-    6584

E.   [X]Z[X] Other types of insurance products registered under the
             Securities Act of 1933? (Y/N) ----------------------------      ---
                                                                             Y/N

118. [X]Z[X] State the number of series existing at the end of the period that had securities registered under the
             Securities Act of 1933 -----------------------------------      ---

119. [X]Z[X] State the number of new series for which registration
             statements under the Securities Act of 1933 became               1
             effective during the period --------------------

120. [X]Z[X] State the total value of the portfolio securities on the
             date of deposit for the new series included in item 119        $___
             ($000's omitted) ----------------------------------------       ---

121. [X]Z[X] State the number of series for which a current prospectus        2
             was in existence at the end of the period ----------------

122. [X]Z[X] State the number of existing series for which
             additional units were registered under the Securities Act        4
             of 1933 during the current period ------------------------

123. [X]Z[X] State the total value of the additional units
             considered in answering item 122 ($000's omitted) --------      ---

124. [X]Z[X] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
             current period (the value of these units is to be measured on the date they were placed in the subsequent series)
             ($000's omitted) -----------------------------------------      ---

125. [X]Z[X] State the total dollar amount of sales loads collected
             (before reallowances to other brokers or dealers) by
             Registrant's principal underwriter and any underwriter
             which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
             all series of Registrant ($000's omitted) ----------------      ---

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
          Registrant's units (include the sales loads, if any,
          collected on units of a prior series placed in the portfolio
          of a subsequent series). ($000's omitted) -------------------      ---

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     For period ending   12/31/03
     File number 811-    6584

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                  Total      Total Income
                                                                     Number       Assets     Distributions
                                                                    of Series    ($000's       ($000's
                                                                    Investing    omitted)      omitted)
                                                                    ---------    --------      --------
A  U.S. Treasury direct issue------------------------------------               $              $
B  U.S. Government agency----------------------------------------               $              $
C  State and municipal tax-free----------------------------------               $              $
D  Public utility debt-------------------------------------------               $              $
E  Broker or dealers debt or debt of brokers' or dealers'                       $              $
   parent-------------------------------------------------------
F  All other corporate intermed. & long-term debt---------------                $              $
G  All other corporate short-term debt--------------------------                $              $
H  Equity securities or brokers or dealers or parents of brokers                $              $
   or dealers---------------------------------------------------
I  Investment company equity securities-------------------------                $              $
J  All other equity securities----------------------------------        4       $1,514,151     $21,476
K  Other securities---------------------------------------------                $              $
                                                                                ----------     -------
L  Total assets of all series of Registrant                                     $1,514,151     $
                                                                                ----------     -------

128. [X]Z[X] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
             series at the end of the current period insured or
             guaranteed by an entity other than the insurer? (Y/N) ----      ---
                                                                             Y/N

             [If answer is "N" (No), go to item 131.]

129. [X]Z[X] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
             interest at the end of the current period? (Y/N) ---------      ---
                                                                             Y/N

             [If answer is "N" (No), go to item 131.]

130. [X]Z[X] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
             item 129 derived from insurance or guarantees? (Y/N) -----      ---
                                                                             Y/N

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     For period ending   12/31/03
     File number 811-    6584

131. Total expenses incurred by all series of Registrants during the current reporting period ($000's omitted) -------------------  $18,859
                                                                         -------
132. [X]Z[X] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-      6584         811-                  811-                  811-                   811-
811-      _______      811-     ________     811-     ________     811-      ________     811-
811-      _______      811-     ________     811-     ________     811-      ________     811-
811-      _______      811-     ________     811-     ________     811-      ________     811-
811-      _______      811-     ________     811-     ________     811-      ________     811-
811-      _______      811-     ________     811-     ________     811-      ________     811-
811-      _______      811-     ________     811-     ________     811-      ________     811-
811-      _______      811-     ________     811-     ________     811-      ________     811-
811-      _______      811-                  811-                  811-                   811-

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     For period ending   12/31/03
     File number 811-    6584

This report is signed on behalf of the registrant in the city of Boston in the state of Massachusetts on the 20th day of February, 2004.

The Manufacturers Life Insurance Company of New York Separate Account A

              /s/ DAVID W. LIBBEY
              -------------------
              David W. Libbey
              Treasurer

              /s/KIMBERLY S. CICCARELLI
              -------------------------
              Attest
              Kimberly S. Ciccarelli
              Secretary and Counsel